Income Taxes and Other Taxes Payable (Detail) - Schedule of Deferred Taxes Assets and Liabilities (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current deferred tax assets
Accrued liabilities	$ 156,208	$ 156,974	$ 115,237
Noncurrent deferred tax liabilities:
Net noncurrent deferred tax assets (liabilities) before valuation allowance		126,274	(1,274)
Less: valuation allowance		(8,130)	0
Non-current deferred tax assets (liabilities), net		118,144	(1,274)
Federal & CA State Amortization [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		2,213	0
Federal & CA State NOL [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		34,849	0
Intercompany Payable [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		131,521	0
Land Use Rights [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		7,016	17,468
PRC Fixed Asset and Amortization [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		962	916
NOL [Member]
Noncurrent deferred tax assets:
Deferred Tax Assets		8,129	0
Federal & CA State Depreciation [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities		(26,425)	0
Purchase Accounting [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities		(17,000)	0
Prepaid Expenses [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities		(5,672)	0
PRC Depreciation On Building [Member]
Noncurrent deferred tax liabilities:
Deferred Tax Liabilities		$ (9,319)	$ (19,658)